Separation And Distribution Of Prothena Business (Summary Of Assets Transferred To Prothena) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Business Acquisition [Line Items]
Total value of the Prothena distribution	$ 105.7
Prothena [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	125.0
Net assets	3.2
Total assets transferred	128.2
Fair value of operating lease guarantee	0.4
Less: Initial carrying value of available for sale interest in Prothena	(22.9)
Total value of the Prothena distribution	$ 105.7